DERIVATIVE WARRANT LIABILITIES (Details Narrative) - Compass Digital Acquisition Corp [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 19, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Public warrants	6,666,667	6,666,667
Private placement warrants	4,666,667	4,666,667
Warrants expire years	5 years	5 years
Share price	$ 10.00	$ 10.00		$ 10.00
Equity proceeds and interest percentage	60.00%	60.00%
Description of business combination	(iii) the volume weighted average trading price of the Ordinary Shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.	the volume weighted average trading price of the Ordinary Shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price	$ 18.00	$ 18.00
Share price per share	9.20	9.20
Common Class A [Member] | Public Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price per share	0.01		$ 0.01
Common Class A [Member] | Public Warrant Two [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price per share	10.00	10.00
Common Class A [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price per share	0.10	0.10
Common Class A [Member] | Public Warrant One [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price per share	$ 18.00	$ 18.00
IPO [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants issued	11,912,228	11,912,228
Over-Allotment Option [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Public warrants	413,496	413,496
Private placement warrants	165,398	165,398